Convertible Preferred Shares and Redeemable Convertible Preferred Share (Details of Each Series of Preferred Shares) (Details) - $ / shares		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014		Jul. 01, 2011
Convertible Preferred Shares [Line Items]
Total Shares Originality Issued			117,815,521
Number of Shares Repurchased and Exchanged					32,477,036
Number of Shares Repurchased or Converted			85,338,485
Series A [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	[1]		1999-2003
Total Shares Originality Issued	[1]		13,411,171
Number of Shares Repurchased and Exchanged	[1]				13,120,168
Number of Shares Repurchased or Converted	[1]		291,003
Initial Conversion Ratio		1:1.70795	1:1.70795	[1]
Series A [Member] | Minimum [Member]
Convertible Preferred Shares [Line Items]
Issue Price per Share	[1]		$ 0
Series A [Member] | Maximum [Member]
Convertible Preferred Shares [Line Items]
Issue Price per Share	[1]		$ 2.06
Series B [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	[1]		2004
Issue Price per Share	[1]		$ 0.49
Total Shares Originality Issued	[1]		4,176,069
Number of Shares Repurchased and Exchanged	[1]				3,715,320
Number of Shares Repurchased or Converted	[1]		460,749
Initial Conversion Ratio		1:1	1:1	[1]
Series C [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance			2001
Issue Price per Share			$ 0.51
Total Shares Originality Issued			15,722,878
Number of Shares Repurchased and Exchanged					15,641,548
Number of Shares Repurchased or Converted			81,330
Initial Conversion Ratio		1:1	1:1
Series D-1 [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance			2006, 2007
Issue Price per Share			$ 1.03
Total Shares Originality Issued			19,426,717
Number of Shares Repurchased and Exchanged					0
Number of Shares Repurchased or Converted			19,426,717
Initial Conversion Ratio		1:1	1:1
Series D-2 [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance			2008
Issue Price per Share			$ 1.60
Total Shares Originality Issued			4,687,500
Number of Shares Repurchased and Exchanged					0
Number of Shares Repurchased or Converted			4,687,500
Initial Conversion Ratio		1:1	1:1
Series E [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance			2008
Issue Price per Share			$ 1.80
Total Shares Originality Issued			60,391,186
Number of Shares Repurchased and Exchanged					0
Number of Shares Repurchased or Converted			60,391,186
Initial Conversion Ratio			1:1

[1]	* 806,885 of Series A Preferred Shares and 162,866 of Series B Preferred Shares were issued, repurchased and cancelled before January 1, 2008.